Income tax benefit Income - Summary of Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
2026	$ 174,334	$ 2,425
2027	108,272	165,344
2028	136,576	103,696
2029	342,913	143,178
2030	48,193	311,913
2031 onwards	6,316,762	4,229,307
Tax loss carryforwards	$ 7,127,050	$ 4,955,863